TEMPLETON FUNDS

300 S.E. 2nd Street

Fort Lauderdale, FL 33301-1923
Facsimile 954.847.2288
Telephone 954.527.7500

January 3, 2011

Filed Via EDGAR (CIK 0000225930)

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549

RE:  Templeton Funds

File Nos. 2-60067 and 811-02781

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this is to certify that the forms of Prospectuses and Statement of Additional Information that would have been filed under Rule 497(c) do not differ from those contained in Post-Effective Amendment No. 48 to the Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on December 28, 2011.

Very truly yours,

Templeton Funds

/s/ROBERT C. ROSSELOT

Robert C. Rosselot

Secretary and

Vice President

RCR:dac